Derivative Instruments And Hedging Activities (Schedule Of Estimated Fair Value Of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012	Dec. 29, 2011	Dec. 30, 2010
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 26.2	$ 70.8	$ 70.8
Designated As Hedging Instrument [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	5.1	18.0	19.0
Designated As Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	8.0	35.1	34.1
Not Designated As Hedging Instruments [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	5.1	6.0	6.3
Not Designated As Hedging Instruments [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, fair value	$ 8.0	$ 11.7	$ 11.4